Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Shares subject to possible redemption		20,650,000
Shares subject to possible redemption per share (in Dollars per share)	$ 10	$ 10
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares subject to possible redemption	20,650,000	20,650,000
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued		3,226,894
Common stock, shares outstanding		3,226,894
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,162,500	5,750,000
Common stock, shares outstanding	5,162,500	5,750,000